1
The Gabelli International Small Cap Fund
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 94.6%
MATERIALS — 21.2%
7,350 Alamos Gold Inc., Cl. A ............................. $ 196,385
8,000 Eldorado Gold Corp.† ............................... 134,560
8,544 Endeavour Mining plc ............................... 205,310
5,000 Labrador Iron Ore Royalty Corp. ............... 102,220
6,000 Osisko Gold Royalties Ltd. ........................ 126,625
75,000 Perseus Mining Ltd. ................................. 157,764
15,000 Treatt plc .................................................. 66,117
80,000 Westgold Resources Ltd. .......................... 144,966
1,133,947
INDUSTRIALS — 16.3%
8,000 AZ-COM MARUWA Holdings Inc. .............. 66,128
40,000 Chemring Group plc ................................. 192,583
2,000 Clarkson plc ............................................. 88,444
6,000 Daiei Kankyo Co. Ltd. ............................... 114,259
8,000 Iveco Group NV ........................................ 131,503
1,100 Kawasaki Heavy Industries Ltd. ................. 66,396
4,000 Loomis AB ............................................... 162,012
5,000 Towa Corp. ............................................... 50,568
871,893
CONSUMER STAPLES — 15.5%
15,000 Austevoll Seafood ASA ............................. 140,438
5,500 Fevertree Drinks plc .................................. 57,757
7,000 Glanbia plc ............................................... 77,137
3,130 Interparfums SA ....................................... 134,678
1,350 Laurent-Perrier ......................................... 143,932
2,500 Milbon Co. Ltd. ........................................ 49,910
4,000 Sakata Seed Corp. .................................... 90,085
2,000 Viscofan SA ............................................. 138,190
832,127
CONSUMER DISCRETIONARY — 14.0%
10,000 Beneteau SACA ........................................ 87,007
9,820 Entain plc ................................................. 74,194
18,000 Genius Sports Ltd.† .................................. 180,180
2,200 JINS Holdings Inc. ................................... 102,118
75,000 Mandarin Oriental International Ltd. .......... 131,250
20,000 Piaggio & C SpA ....................................... 41,489
1,500 Sanrio Co. Ltd. ......................................... 69,399
2,300 Tokyotokeiba Co. Ltd. ............................... 67,412
753,049
HEALTH CARE — 12.2%
6,212 AddLife AB, Cl. B ...................................... 89,775
1,000 Bachem Holding AG ................................. 59,064
1,425 Gerresheimer AG ...................................... 108,526
7,000 Mani Inc. .................................................. 61,362
200 Siegfried Holding AG ................................ 205,507
15,000 Tristel plc ................................................. 57,160
850 Vetoquinol SA .......................................... 71,231
652,625
Shares
Market
Value
INFORMATION TECHNOLOGY — 9.1%
4,000 A&D HOLON Holdings Co. Ltd. ................. $ 49,710
7,500 GMO internet group Inc. ........................... 154,331
3,300 Macnica Holdings Inc. .............................. 42,716
6,000 Optex Group Co. Ltd. ................................ 70,075
100,000 Oxford Metrics plc .................................... 69,421
3,700 PSI Software SE† ..................................... 101,220
487,473
FINANCIALS — 5.3%
11,500 Bridgepoint Group plc .............................. 47,685
17,000 Polar Capital Holdings plc ......................... 93,768
18,000 Tamburi Investment Partners SpA ............. 143,367
284,820
COMMUNICATION SERVICES — 1.0%
4,059 Manchester United plc, Cl. A† ................... 53,132
TOTAL COMMON STOCKS .................. 5,069,066
PREFERRED STOCKS — 2.3%
HEALTH CARE — 2.3%
1,800 Draegerwerk AG & Co. KGaA, 0.190% ....... 123,732
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 3.1%
$ 165,000 U.S. Treasury Bill,
4.233%††, 06/05/25 ............................. 163,750
TOTAL INVESTMENTS — 100.0%
(Cost $5,054,547) ................................. $ 5,356,548
† Non-income producing security.
†† Represents annualized yield at date of purchase.
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 58.6% $ 3,144,561
Japan ............................... 19.7  1,054,468
Canada .............................. 10.5  559,790
Asia/Pacific ......................... 8.1  433,980
United States ........................ 3.1  163,749
100.0% $ 5,356,548